STOCK-BASED COMPENSATION - Assumptions Used to Estimate Fair Value of Options (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Volatility	90.39%	83.50%	83.78%	85.00%
Expected term in years	5 years 11 months 23 days	5 years 10 months 24 days	5 years 10 months 6 days	5 years 9 months 18 days
Dividend rate	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	2.00%	0.99%	1.01%	0.64%
Fair value of option on grant date (in dollars per share)	$ 3.86	$ 3.87	$ 4.00	$ 4.72